Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment
Chemours' property, plant and equipment consisted of:

	December 31, 2015	December 31, 2014
Equipment	$7,327	$7,500
Buildings	737	778
Construction in progress	804	852
Land	111	116
Mineral rights	36	36
Total	9,015	9,282
Accumulated depreciation	(5,838)	(5,974)
Net property, plant and equipment	$3,177	$3,308